Benefit Plans (Amounts Recognized in the Consolidated Balance Sheets) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
UNITED STATES
AMOUNTS RECOGNIZED ON THE CONSOLIDATED BALANCE SHEETS
Noncurrent assets	$ 34	$ 49
Accrued benefit liability—current	0	0
Accrued benefit liability—noncurrent	(37)	(56)
Net amount recognized at end of year	(3)	(7)
Foreign Plan [Member]
AMOUNTS RECOGNIZED ON THE CONSOLIDATED BALANCE SHEETS
Noncurrent assets	7	7
Accrued benefit liability—current	(8)	(7)
Accrued benefit liability—noncurrent	(62)	(67)
Net amount recognized at end of year	$ (63)	$ (67)